THORNBURG
LIMITED TERM
U.S. GOVERNMENT FUND
THORNBURG
LIMITED TERM
INCOME FUND


<logo>

Fund Profile
February ___, 1999

This Profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 800-847-0200.

1.  Investment Goal

Each Fund's primary investment goal is to provide, through investment in a portfolio of fixed income obligations, as high a level of income as is consistent, in the view of the Funds' investment adviser, with safety of capital. Each Fund also seeks to reduce flunctuations in its shore price compared to longer term portfolios.

No assurance can be given that these goals will be achieved.

2.  Principal Investment Strategy of the Funds

Limited Term U.S. Government Fund attempts to realize its primary goal by investing mainly in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and in participations in such obligations or in repurchase agreements secured by such obligations. Limited Term Income Fund attempts to realize its primary goal by investing primarily in investment grade short and intermediate maturity bonds and in asset backed securities. Each Fund also seeks to reduce fluctuations in its share price compared to longer term portfolios by maintaining a portfolio of investments with a dollar-weighed average portfolio maturity of not more than five years.


3.  Principal Risks

The value of a Fund's shares and its dividends will fluctuate in response to changes in interest rates. Additionally, variations in interest rates may result in prepayments of certain obligations the Funds will acquire. These prepayments may require a Fund to reinvest at a lower rate of return, and may reduce a Fund's net asset value because the value of such securities may not appreciate as rapidly as non-callable debt securities. Obligations owned by Limited Term Income Fund may be subject to default, or could be downgraded by ratings agencies, reducing the value of Income Fund's shares. The loss of money is a risk of investing in each Fund, and when you sell your shares they may be worth more or less than what you paid for them.

Prospective investors should consider how the Funds' investment returns may vary each year, and the Funds' share values may go down in some periods. The following bar charts shows how a Fund's annual total returns for Class A shares have been different in each full year since it began operations. The accompanying average annual total return figures compare the performance of Government Funds' Class A and Class C shares to the Lehman Brothers Intermediate Government Bond Index and Company Income Fund's Class A and Class C shares to the Lehman Brothers Intermediate Corporate Bond Index. This information gives some indication of the risks of investing in each Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with a broad measure of market performance.

<The following are presented as bar graphs in the Profile>
Limited Term U.S. Government Fund Annual Total Returns for Class A Shares
-------------------------------------------------------------------------
15%
                    12.98%                      12.53%
10%                                                            10.58%
      6.58%                       6.19%  7.38%         8.95%         6.14%
5%
             4.29%
0%
                           (2.07%)
-5%   1997   1996   1995   1994   1993   1992   1991   1990   1989   1988

The year-to-date return for the nine months ending September 30, 1998 was 6.85%. During the 10-year period shown in the bar chart, the highest return for a quarter was 5.03% (quarter ending June 30,1989), and the lowest return for a quarter was 1.52% (quarter ending March 31, 1994). The Government Fund commenced operations on November 16, 1987.

Limited Term U.S. Government Fund Average Annual Total Returns Class A and Class C Shares
--------------------------------------------------------------
                         One Year  Five Years  Ten Years
                           Ended      Ended       Ended
                         12-31-97   12-31-97    12-31-97

    Class A Shares         3.88%     4.94%        7.00%
    Class C Shares         5.71%      N/A          N/A
    Lehman Intermediate
    Government Bond Index  8.04%     6.49%        8.18%

Limited Term Income Fund Annual Total Returns for Class A Shares
-----------------------------------------------------------------
                       15.42%
15%

10%
       5.58%   7.58%                  9.57%
5%

0%
                               (3.04%)
-5%    1997    1996    1995    1994   1993

The year-to-date return for the nine months ending September 30, 1998 was 5.77%. During the five-year period shown in the bar chart, the highest return for a quarter was 4.87% (quarter ending June 30, 1995), and the lowest return for a quarter was 2.45% (quarter ending December 31, 1994). The Income Fund commenced operations on October 1, 1992.

Limited Term Income Fund Average Annual Total Returns
Class A and Class C Shares
--------------------------------------------------------

                         One Year  Five Years
                           Ended      Ended
                         12-31-97   12-31-97

    Class A Shares        2.94%       6.30%
    Class C Shares        4.66%        N/A
    Lehman Intermediate
    Corporate Bond Index  7.87%       6.58%

The sales charge for Class A shares was not reflected in the returns shown in the bar charts, and the returns would be less if the sales charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. A Fund's performance in the past is not necessarily an indication of how the Fund will perform in the future.

4.  Fees and Expenses of the Funds

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Thornburg Limited Term U.S. Government Fund

Shareholder Fees (fees paid directly from your investment)
----------------
   Limited Term U.S. Government Fund                  Class A    Class C
                                                      -------    -------
     Maximum Sales Charge (Load) imposed on            2.50%      none
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) (as a        0.50%*    0.50%**
     percentage of the lesser of redemption proceeds or original offering price)
 * imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase
** imposed only on redemptions of Class C shares within 12 months of purchase

Annual Fund Operating Expenses (expenses that are deducted ------------------------------ from Fund assets)
   Limited Term U.S. Government                Class A    Class C
     Management Fee                             .38%       .38%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .35%       .83%
                                                ----      -----
           Total Annual Fund Operating Expenses .98%      2.21%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) and Thornburg Securities Corporation (TSC) intend to waive a portion of the Class C 12b-1 fees, and TMC intends to reimburse a portion of the Class C other expenses, so that actual Class C 12b-1 fees are .50%, actual Class C other expenses are .52%, and actual total Fund operating expenses for Class C are 1.40%. TMC's and TSC's waiver of fees and TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $347 	   $553     $777     $1,421
     Class C Shares      $276 	   $696     $1,195   $2,570

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $347    $553     $777     $1,421
     Class C Shares      $226    $696     $1,194   $2,570

Thornburg Limited Term Income Fund

Shareholder Fees (fees paid directly from your investment)
---------------
   Limited Term Income Fund                         Class A    Class C
                                                    -------    -------
     Maximum Sales Charge (Load)imposed on            2.50%      none
     purchases as a percentage of offering price)

     Maximum Deferred Sales Charge (Load)             0.50       0.50%**
     as a percentage of the lesser of redemption proceeds or original offering price)

* imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.
  ** impose only on redemptions of Class C shares within 12 months of purchase

Annual Fund Operating Expenses (expenses that are deducted
-----------------------------  from Fund assets)    Class A    Class C
   Limited Term Income Fund                         -------    -------
     Management Fee                                  .50%       .50%
     Distribution and Service (12b-1) Fees           .25%      1.00%
     Other Expenses                                  .47%       .80%
                                                    -------    -------
            Total Annual Fund Operating Expenses    1.22%      2.30%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .25%, and actual total fund operating expenses are 1.00%. TMC and Thornburg Securities Corporation (TSC) intend to waive a portion of the Class C 12b-1 fees, and TMC intends to reimburse a portion of the Class C other expenses, so that actual Class C 12b-1 expenses are .50%, actual Class C other expenses are .40%, and actual total fund operating expenses for Class C are 1.40%. TMC's and TSC's waiver of fees and TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $372 	   $630     $909     $1,706
     Class C Shares      $285 	   $727     $1,246   $2,674

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $372 	   $630     $909     $1,706
     Class C Shares      $236 	   $727     $1,246   $2,674

5.  Investment Adviser and Portfolio Managers

The Fund's investment adviser is Thornburg Management Company, Inc. (TMC), providing investment management and administrative services. Steven J. Bohlin, who is a managing director of TMC, is the portfolio manager for the Funds, and has served in that capacity for the Government Fund since 1988 and for the Income Fund since its inception in 1992. Mr. Bohlin is assisted by other employees of TMC in managing the Funds' portfolios.

6.  Purchase of Fund Shares

Each Fund offers multiple classes of shares. Purchases of Class A and Class C shares are described below.


                     Sales Charge                  Sales Charge
                    as a percentage               as a percentage
Purchase Amount     of Offering Price             of Net Asset Value
---------------     -----------------             ------------------
[S]                        [C]                         [C]
Less than $50,000          2.50%                       2.56%
$50,000 to 99,999.99       2.25%                       2.30%
$100,000 to 249,999.99     1.75%                       1.78%
$250,000 to 499,999.99     1.50%                       1.52%
$500,000 to 999,999.99     1.00%                       1.01%
$1,000,000 and up          0.00%                       0.00%

No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge will be imposed on these investments in the event of a share redemption within 1 year following the share purchase at the rate of 1/2 of 1% of the value of the shares redeemed.

Shareholders who sign a letter of intent to purchase more than $50,000 over 13 months may buy Class A shares at a reduced sales charge. Certain shareholders may buy Class A shares at no sales charges:

     1. shareholders who purchase shares within 24 months of redeeming Class A shares;

     2.  customers of trust companies or bank trust departments;

     3.  customers of fee for service financial advisers;

     4.  shareholders investing through a dealer's wrap program;

     5. shareholders whose orders are placed through certain brokers maintaining omnibus accounts.

Class C shares are sold at net asset value, but are subject to higher annual expenses and a 1/2 of 1% contingent deferred sales charge if redeemed within one year of purchase.

The minimum purchase to open an account is $5,000 but automatic investment plans may be opened with $100. Minimum additional purchase for any account is $100. Purchases may be made by mail, through your financial advisor or by telephone.

7.  Redeeming Fund Shares

You can withdraw money from your Fund account on any Fund business day by redeeming some or all of your shares (selling them back to the Fund either directly or through your financial advisor). Your shares will be purchased by the Fund at the net asset value next computed after your order is received in proper form. If your purchase was subject to a contingent deferred sales charge within one year of purchase, the charge will be deducted. You may redeem Fund shares by mail, through your financial advisor, or by telephone. if you have previously signed up for the telephone redemption feature.

8.  Distributions

Each Fund distributes substantially all of its net income and realized capital gains to shareholders each year. Each Fund declares its net investment income daily and distributes it monthly. Each Fund will distribute any net realized capital gains at least annually. Distributions are reinvested automatically in additional shares unless you elect to receive them in cash. Any distributions of long-term capital gains are taxed as long-term capital gains.

9.  Other Fund Services

* Thornburg Funds telephone representatives: Monday through Friday from 7:30 a.m. to 4:30 p.m. Mountain Time, at 1-800-847-0200.

* Thornburg Funds Audio Response System: 24 hours a day, 7 days a week. Call 1-800-847-0200.

* The Automatic Investment Plan: transfer as little as $100 from your bank account on a weekly, monthly or quarterly basis.

* Exchange Class A shares of any other Thornburg Fund for Class A shares of the Fund without paying any additional sales charge.

* Website: Contact Thornburg on the Internet at www.Thornburg.com

Contact your financial advisor or the Fund for more information on these and other services available to you.


Please call 1-800-847 or your financial adviser for an application to purchase shares of the Funds. A copy of the Funds' prospectus will be sent to you with the application.


                               <LOGO>
                          Thornburg Funds
                     Investing With Integrity

             Thornburg Securities Corporation, Distributor
          119 East Marcy Street, Santa Fe, New Mexico 87501
                           800-847-0200
        www.thornburg.com    e-mail: postmaster@thornburg.com

THORNBURG                                                 Rule 497(k)(1)(i)
INTERMEDIATE
MUNICIPAL
FUND


<logo>

Fund Profile
February ___, 1999

This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 800-847-0200.

1.  Investment Goal

The Fund's primary goal is providing as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. Its secondary goal is to reduce fluctuations in its share price relative to long-term municipal bond portfolios.

No assurance can be given that these goals will be achieved.

2.  Principal Investment Strategy of the Fund

The Fund pursues its primary goal by investing in investment grade or equivalent obligations which are issued by states and state agencies, and local governments and agencies and by United States territories and possessions. The Fund seeks its secondary goal of reducing share price fluctuations by maintaining a dollar-weighted average portfolio maturity normally between three and ten years.

3.  Principal Risks

The value of Fund shares and its dividends will fluctuate in response to changes in interest rates. The value of fund shares could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

Prospective investors should consider how the Fund's investment returns may vary each year, and the Fund's share value may go down in some periods.
The following bar chart shows how the Fund's annual total returns for Class A shares have been different in each full year since it began operations. The accompanying average annual total return figures compare the performance of the Fund's Class A and Class C shares to the Merrill Lynch Municipal Bond (7-12 Year) Index. This information gives some indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with a broad measure of market performance.

<The following is presented as a bar graph in the Profile>
Intermediate Municipal Fund Annual Total Returns Class A Shares
---------------------------------------------------------------

15%
                    13.22%          12.29%
10%                                          9.81%

 5%          4.45%

 0%  0.72%
                            (2.48)%
-5   1997    1996    1995    1994    1993    1992

The year-to-date return for the nine months ending September 30, 1998 was 4.97%. During the six-year period shown in the bar chart, the highest return for a quarter was 4.91% (quarter ending March 31, 1995), and the lowest return for a quarter was (3.33)% (quarter ending March 31, 1994). The Fund commenced operations on July 23, 1991.

Intermediate Municipal Fund Average Annual Total Returns
Class A and Class C Shares
--------------------------------------------------------
                              One Year  Five Years
                                Ended      Ended
                              12-31-97   12-31-97
                              --------  ----------
          Class A Shares        3.47%     6.02%
          Class C Shares        6.17%      N/A
          Merrill Lynch         8.98%     7.06%
           Municipal Bond
           Index (7-12 Years)

The sales charge for Class A shares was not reflected in the returns shown in the bar chart, and the returns would be less if the sales charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. The Fund's performance in the past is not necessarily an indication of how the Fund will perform in the future.

4.  Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
Intermediate Municipal   Fund                         Class A    Class C
                                                      -------    -------
     Maximum Sales Charge (Load) imposed on            3.50%      none
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) (as a        0.50%*    0.60%**
     percentage of the lesser of redemption proceeds or original offering price)
 * imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase
** imposed only on redemptions of Class C shares within 12 months of purchase

Annual Fund Operating Expenses (expenses that are deducted ------------------------------ from Fund assets)
Intermediate Municipal Fund                   Class A    Class C
     Management Fee                             .50%       .50%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .29%       .43%
                                                ----      -----
           Total Annual Operating Expenses     1.04%      1.93%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Fund's other expenses, and TMC and Thornburg Securities Corporation (TSC) intend to waive a portion of the Class C 12b-1 fees, so that the Fund's actual other expenses are .25% and
 .30% for Class A and Class C shares, respectively, actual Class C 12b-1 expenses are .60%, and actual total annual operating expenses are 1.00% and 1.40% for Class A and Class C shares, respectively. TMC's and TSC's waivers and reimbursements of these fees and expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $453    $671     $908      $1,589
     Class C Shares      $258    $613   $1,054      $2,283

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $453    $671     $908      $1,589
     Class C Shares      $198    $613   $1,054      $2,283

5.  Investment Adviser and Portfolio Managers

The Fund's investment adviser is Thornburg Management Company, Inc. (TMC), providing investment management and administrative services. Brian J. McMahon and George Strickland, both of whom are managing directors of TMC, are the portfolio managers for the Fund. Mr. McMahon has managed municipal bond portfolios for TMC since 1984, and Mr. Strickland has performed municipal bond credit analysis and management since joining TMC in 1991. Mr. McMahon and Mr. Strickland are assisted by other employees of TMC in managing the Fund's portfolio.

6.  Purchase of Fund Shares

The Fund offers multiple classes of shares. Purchases of Class A and Class C shares are described below.

                               Sales Charge
                    as a percentage     as a percentage
Purchase Amount     of Offering Price  of Net Asset Value
---------------     -----------------  ------------------
[S]                        [C]                [C]
Less than $50,000          3.50%              3.63%
$50,000 to 99,999.99       3.00%              3.09%
$100,000 to 249,999.99     2.50%              2.56%
$250,000 to 499,999.99     2.00%              2.04%
$500,000 to 999,999.99     1.50%              1.52%
$1,000,000 and up          0.00%              0.00%

   No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge will be imposed on these investments in the event of a share redemption within 1 year following the share purchase at the rate of 1/2 of 1% of the value of the shares redeemed.

Shareholders who sign a letter of intent to purchase more than $50,000 over 13 months may buy Class A shares at a reduced sales charge. Certain shareholders may buy Class A shares at no sales charges, including the following:

     1. shareholders who purchase shares within 24 months of redeeming Class A shares;

     2.  customers of trust companies or bank trust departments;

     3.  customers of fee for service financial advisers;

     4.  shareholders investing through a dealer's wrap program;

     5. shareholders whose orders are placed through certain brokers maintaining omnibus accounts.

Class C shares are sold at net asset value, but are subject to higher annual expenses and a .60% contingent deferred sales charge if redeemed within one year of purchase.

The minimum purchase to open an account is $5,000 but automatic investment plans may be opened with $100. Minimum additional purchase for any account is $100. Minimum account size is $1,000, and accounts falling below that amount will be redeemed. Purchases may be made by mail, through your financial advisor or by telephone.

7.  Redeeming Fund Shares

You can withdraw money from your Fund account on any Fund business day by redeeming some or all of your shares (selling them back to the Fund either directly or through your financial advisor). Your shares will be purchased by the Fund at the net asset value next computed after your order is received in proper form. If your purchase was subject to a contingent deferred sales charge within one year of purchase, the charge will be deducted. You may redeem Fund shares by mail, through your financial advisor, or by telephone, if you have previously signed up for the telephone redemption feature.

8.  Distributions

The Fund distributes substantially all of its net income and realized capital gains to shareholders each year. The Fund declares its net investment income daily and distributes it monthly. the Fund will distribute any net realized capital gains at least annually. Distributions are reinvested automatically in additional shares unless you elect to receive them in cash. Income dividends attributable to tax exempt municipal obligations owned by the Fund are exempt from federal personal income tax, but some portion of these dividends could be subject to the alternative minimum tax. Income dividends may not be exempt from state income taxes or taxes imposed on persons who are not individuals.
Dividends attributable to market discount on portfolio securities and distributions of net short-term capital gains are taxable as ordinary income. Any distributions of long-term capital gains are taxed as long-term capital gains.

9.  Other Fund Services

* Thornburg Funds telephone representatives: Monday through Friday from 7:30 a.m. to 4:30 p.m. Mountain Time, at 1-800-847-0200.

* Thornburg Funds Audio Response System: 24 hours a day, 7 days a week. Call 1-800-847-0200.

* The Automatic Investment Plan: transfer as little as $100 from your bank account on a weekly, monthly or quarterly basis.

* Exchange Class A shares of any other Thornburg Fund for Class A shares of the Fund without paying any additional sales charge.

* Website: Contact Thornburg on the Internet at www.Thornburg.com

Contact your financial advisor or the Fund for more information on these and other services available to you.


Please call 1-800-847 or your financial adviser for an application to purchase shares of the Fund. A copy of the Fund's prospectus will be sent to you with the application.


                             <LOGO>
                         Thornburg Funds
                    Investing With Integrity

            Thornburg Securities Corporation, Distributor
          119 East Marcy Street, Santa Fe, New Mexico 87501
                           800-847-0200
        www.thornburg.com    e-mail: postmaster@thornburg.com

THORNBURG
NEW MEXICO
INTERMEDIATE
MUNICIPAL
FUND


<logo>

Fund Profile
February ___, 1998

This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 800-847-0200.

1.  Investment Goal

The Fund's primary goal is providing as high a level of current income exempt from federal income tax and New Mexico individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. Its secondary goal is to reduce fluctuations in its net asset value relative to long-term municipal bond portfolios.

No assurance can be given that these goals will be achieved.

2.  Principal Investment Strategy of the Fund

The Fund pursues its primary goal by investing in investment grade or equivalent obligations which are issued by the State of New Mexico, its political subdivisions, and their agencies and instrumentalities, and by United States territories and possessions. The Fund pursues its secondary goal of reducing share price fluctuates by maintaining a dollar-weighted average portfolio maturity normally between three and ten years.

3.  Principal Risks

The value of Fund shares and its dividends will fluctuate in response to changes in interest rates. The value of fund shares could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

The Fund is a nondiversified investment company. This means that it may invest a quarter proportion of its assets in the securities of a single issue. This may be riskier, because a default or other adverse condition affecting an issue in which the Fund invested a high proportion of its assets could cause the Fund's share price to decline to a greater degree than if its assets were more diversified. The Fund's policy of investing primarily in municipal securities originating in New Mexico also subjects the Fund to greater risk than a mutual fund which invests in municipal securities from a number of states.

Prospective investors should consider how the Fund's investment returns may vary each year, and the Fund's share value may go down in some periods.
The following bar chart shows how the Fund's annual total returns for Class A shares have been different in each full year since it began operations. The accompanying average annual total return figures compare the performance of the Fund's Class A shares to the Merrill Lynch Municipal Bond (7-12 Year) Index. This information gives some indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with a broad measure of market performance.

<The following is presented as a bar graph in the Profile>
Intermediate Municipal Fund Annual Total Returns Class A Shares
--------------------------------------------------------------

15%
                     11.15           10.31
10%
     6.49                                    8.63
 5%
             0.42            (1.19)
 0%

-5%  1997    1996    1995    1994    1993    1992

The year-to-date return for the nine months ending September 30, 1998 was 4.17%. During the six-year period shown in the bar chart, the highest return for a quarter was 4.43% (quarter ending March 31, 1995), and the lowest return for a quarter was 2.91% (quarter ending March 31, 1995). The Fund commenced operations on July 23, 1991.

Intermediate New Mexico Municipal Fund Average Annual Total Returns Class A and Class C Shares
-------------------------------------------------------------------
                         One Year  Five Years
                           Ended      Ended
                         12-31-97   12-31-97

          Class A Shares  2.75%       5.19%
Merrill Lynch Bond Index  8.98%       7.06%

The sales charge for Class A shares was not reflected in the returns shown in the bar chart, and the returns would be less if the sales charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. The Fund's performance in the past is not necessarily an indication of how the Fund will perform in the future.

4.  Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
Intermediate New Mexico Municipal Fund                Class A
                                                      -------
     Maximum Sales Charge (Load) imposed on            3.50%
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) (as a        0.50%*
     percentage of the lesser of redemption proceeds or original offering price)
 * imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)
Intermediate New Mexico Municipal Fund         Class A
     Management Fee                             .50%
     Distribution and Service (12b-1) Fees      .25%
     Other Expenses                             .26%
                                                ----
           Total Annual Operating Expenses     1.01%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Fund's other expenses, so that the Fund's actual other expenses are .25% and actual total annual operating expenses are 1.00% for Class A shares. TMC's reimbursements of these expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares     $451    $665     $898      $1,566

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares     $451    $665     $898      $1,566

5.  Investment Adviser and Portfolio Managers

The Fund's investment adviser is Thornburg Management Company, Inc. (TMC), providing investment management and administrative services. Brian J. McMahon and George Strickland, both of whom are managing directors of TMC, are the portfolio managers for the Fund. Mr. McMahon has managed municipal bond portfolios for TMC since 1984, and Mr. Strickland has performed municipal bond credit analysis and management since joining TMC in 1991. Mr. McMahon and Mr. Strickland are assisted by other employees of TMC in managing the Fund's portfolio.

6.  Purchase of Fund Shares

The Fund is authorized to issue multiple classes of shares, but currently offers only Class A shares.


                               Sales Charge
                    as a percentage    as a percentage
Purchase Amount     of Offering Price of Net Asset Value
---------------     ----------------- ------------------
[S]                        [C]                [C]
Less than $50,000          3.50%              3.63%
$50,000 to 99,999.99       3.00%              3.09%
$100,000 to 249,999.99     2.50%              2.56%
$250,000 to 499,999.99     2.00%              2.04%
$500,000 to 999,999.99     1.50%              1.52%
$1,000,000 and up          0.00%              0.00%

No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge will be imposed on these investments in the event of a share redemption within 1 year following the share purchase at the rate of 1/2 of 1% of the value of the shares redeemed.

Shareholders who sign a letter of intent to purchase more than $50,000 over 13 months may buy Class A shares at a reduced sales charge. Certain shareholders may buy Class A shares at no sales charges:

     1. shareholders who purchase shares within 24 months of redeeming Class A shares;

     2.  customers of trust companies or bank trust departments;

     3.  customers of fee for service financial advisers;

     4.  shareholders investing through a dealer's wrap program;

     5. shareholders whose orders are placed through certain brokers maintaining omnibus accounts.

The minimum purchase to open an account is $5,000 but automatic investment plans may be opened with $100. Minimum additional purchase for any account is $100. Purchases may be made by mail, through your financial advisor or by telephone.

7.  Redeeming Fund Shares

You can withdraw money from your Fund account on any Fund business day by redeeming some or all of your shares (selling them back to the Fund either directly or through your financial advisor). Your shares will be purchased by the Fund at the net asset value next computed after your order is received in proper form. If your purchase was subject to a contingent deferred sales charge within one year of purchase, the charge will be deducted. You may redeem Fund shares by mail, through your financial advisor, or by telephone. if you have previously signed up for the telephone redemption feature.

8.  Distributions

The Fund distributes substantially all of its net income and realized capital gains to shareholders each year. The Fund declares its net investment income daily and distributes it monthly. The Fund will distribute any net realized capital gains at least annually. Distributions are reinvested automatically in additional shares unless you elect to receive them in cash. Income dividends attributable to tax exempt municipal obligations owned by the Fund are exempt from federal personal income tax, but some portion of these dividends could be subject to the alternative minimum tax. Dividends attributable to market discount on portfolio securities and distributions of net short-term capital gains are taxable as ordinary income. Any distributions of long-term capital gains are taxed as long-term capital gains.

Individual shareholders are not subject to New Mexico income taxes on interest dividends attributable to obligations originating in New Mexico. Distributions of capital gains, and dividends attributable to market discount on portfolio securities are subject to New Mexico income taxes.

9.  Other Fund Services

* Thornburg Funds telephone representatives: Monday through Friday from 7:30 a.m. to 4:30 p.m. Mountain Time, at 1-800-847-0200.

* Thornburg Funds Audio Response System: 24 hours a day, 7 days a week. Call 1-800-847-0200.

* The Automatic Investment Plan: transfer as little as $100 from your bank account on a weekly, monthly or quarterly basis.

* Exchange Class A shares of any other Thornburg Fund for Class A shares of the Fund without paying any additional sales charge.

* Website: Contact Thornburg on the Internet at www.Thornburg.com

Contact your financial advisor or the Fund for more information on these and other services available to you.


Please call 1-800-847 or your financial adviser for an application to purchase shares of the Fund. A copy of the Fund's prospectus will be sent to you with the application.


                                <LOGO>
                            Thornburg Funds
                       Investing With Integrity

             Thornburg Securities Corporation, Distributor
           119 East Marcy Street, Santa Fe, New Mexico 87501
                            800-847-0200
         www.thornburg.com    e-mail: postmaster@thornburg.com

THORNBURG
FLORIDA
INTERMEDIATE
MUNICIPAL
FUND


<logo>

Fund Profile
February ___, 1998

This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 800-847-0200.

1.  Investment Goal

The Fund's primary goal is providing as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The Fund also seeks exemption from the Florida "intangibles" tax imposed by Florida on certain securities held by individuals. Its secondary goal is to reduce fluctuations in its net asset value relative to long-term municipal bond portfolios.

No assurance can be given that these goals will be achieved.

2.  Principal Investment Strategy of the Fund

The Fund pursues its primary goal by investing in investment grade or equivalent obligations which are issued by the State of Florida and its political subdivisions and agencies, and by United States territories and possessions. The Fund pursues its secondary goal of reducing share price fluctuations by maintaining a dollar-weighted average portfolio maturity normally between three and ten years.

3.  Principal Risks

The value of Fund shares and its dividends will fluctuate in response to changes in interest rates. The value of fund shares could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

The Fund is a nondiversified investment company. This means that it may invest a quarter proportion of its assets in the securities of a single issue. This may be riskier, because a default or other adverse conditions affecting an issue in which the Fund invested a high proportion of its assets could cause the Fund's share price to decline to a greater degree than if its assets were more diversified. The Fund's policy of investing primarily in municipal securities originating in Florida also subjects the Fund to greater risk than a mutual fund which invested in municipal securities from a number of states.

Prospective investors should consider how the Fund's investment returns may vary each year, and the Fund's share value may go down in some periods.
The following bar chart shows how the Fund's annual total returns for Class A shares have been different in each full year since it began operations. The accompanying average annual total return figures compare the performance of the Fund's Class A shares to the Merrill Lynch Municipal Bond (7-12 Year) Index. This information gives some indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with a broad measure of market performance.

<The following is presented as a bar graph in the Profile>
Intermediate Florida Municipal Fund Annual Total Returns Class A Shares
-----------------------------------------------------------------------

15%
                     12.19
10%
     7.28
5%
             4.67
 0%

-5%  1997    1996    1995

The year-to-date return for the nine months ending September 30, 1998 was 4.54%. During the three-year period shown in the bar chart, the highest return for a quarter was 4.68% (quarter ending March 31, 1995), and the lowest return for a quarter was 0.11% (quarter ending March 31, 1996). The Fund commenced operations on February 1, 1994.

Intermediate Florida Municipal Fund Average Annual Total Returns
Class A Shares
----------------------------------------------------------------
                         One Year
                           Ended
                         12-31-97

          Class A Shares  3.55%
Merrill Lynch Bond Index  8.98%

The sales charge for Class A shares was not reflected in the returns shown in the bar chart, and the returns would be less if the sales charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. The Fund's performance in the past is not necessarily an indication of how the Fund will perform in the future.

4.  Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
Intermediate Florida Municipal Fund                   Class A
                                                      -------
     Maximum Sales Charge (Load) imposed on            3.50%
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) (as a        0.50%*
     percentage of the lesser of redemption proceeds or original offering price)
 * imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)
Intermediate Florida Municipal Fund
     Management Fee                             .50%
     Distribution and Service (12b-1) Fees      .25%
     Other Expenses                             .36%
                                                ----
           Total Annual Operating Expenses     1.11%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Fund's other expenses, so that the Fund's actual other expenses are .25% and actual total annual operating expenses are 1.00%. TMC's reimbursements of these expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares     $460    $693     $945      $1,668

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares     $460    $693     $945      $1,668

5.  Investment Adviser and Portfolio Managers

The Fund's investment adviser is Thornburg Management Company, Inc. (TMC), providing investment management and administrative services. Brian J. McMahon and George Strickland, both of whom are managing directors of TMC, are the portfolio managers for the Fund. Mr. McMahon has managed municipal bond portfolios for TMC since 1984, and Mr. Strickland has performed municipal bond credit analysis and management since joining TMC in 1991. Mr. McMahon and Mr. Strickland are assisted by other employees of TMC in managing the Fund's portfolio.

6.  Purchase of Fund Shares

The Fund is authorized to issue multiple classes of shares, but currently offers only Class A shares.


                               Sales Charge
                    as a percentage    as a percentage
Purchase Amount     of Offering Price of Net Asset Value
---------------     ----------------- ------------------
[S]                        [C]                [C]
Less than $50,000          3.50%              3.63%
$50,000 to 99,999.99       3.00%              3.09%
$100,000 to 249,999.99     2.50%              2.56%
$250,000 to 499,999.99     2.00%              2.04%
$500,000 to 999,999.99     1.50%              1.52%
$1,000,000 and up          0.00%              0.00%

No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge will be imposed on these investments in the event of a share redemption within 1 year following the share purchase at the rate of 1/2 of 1% of the value of the shares redeemed.

Shareholders who sign a letter of intent to purchase more than $50,000 over 13 months may buy Class A shares at a reduced sales charge. Certain shareholders may buy Class A shares at no sales charges:

     1. shareholders who purchase shares within 24 months of redeeming Class A shares;

     2.  customers of trust companies or bank trust departments;

     3.  customers of fee for service financial advisers;

     4.  shareholders investing through a dealer's wrap program;

     5. shareholders whose orders are placed through certain brokers maintaining omnibus accounts.

The minimum purchase to open an account is $5,000 but automatic investment plans may be opened with $100. Minimum additional purchase for any account is $100. Purchases may be made by mail, through your financial advisor or by telephone.

7.  Redeeming Fund Shares

You can withdraw money from your Fund account on any Fund business day by redeeming some or all of your shares (selling them back to the Fund either directly or through your financial advisor). Your shares will be purchased by the Fund at the net asset value next computed after your order is received in proper form. If your purchase was subject to a contingent deferred sales charge within one year of purchase, the charge will be deducted. You may redeem Fund shares by mail, through your financial advisor, or by telephone. if you have previously signed up for the telephone redemption feature.

8.  Distributions

The Fund distributes substantially all of its net income and realized capital gains to shareholders each year. The Fund declares its net investment income daily and distributes it monthly. The Fund will distribute any net realized capital gains at least annually. Distributions are reinvested automatically in additional shares unless you elect to receive them in cash. Income dividends attributable to tax exempt municipal obligations owned by the Fund are exempt from federal personal income tax, but some portion of these dividends could be subject to the alternative minimum tax. Dividends attributable to market discount on portfolio securities and distributions of net short-term capital gains are taxable as ordinary income. Any distributions of long-term capital gains are taxed as long-term capital gains. Florida does not currently impose an individual income tax. Income dividends may not be exempt from state income taxes imposed by other states or taxes imposed on persons who are not individuals. Florida imposes a personal property or "intangibles" tax which is generally applicable to securities owned by individual residents in Florida, but the intangibles tax will not apply to Fund shares if the Fund's assets as of the close of the preceding calendar year consist only of obligations of Florida and its political subdivisions and obligations of the United States, Puerto Rico, Guam or the United States Virgin Islands.

9.  Other Fund Services

* Thornburg Funds telephone representatives: Monday through Friday from 7:30 a.m. to 4:30 p.m. Mountain Time, at 1-800-847-0200.

* Thornburg Funds Audio Response System: 24 hours a day, 7 days a week. Call 1-800-847-0200.

* The Automatic Investment Plan: transfer as little as $100 from your bank account on a weekly, monthly or quarterly basis.

* Exchange Class A shares of any other Thornburg Fund for Class A shares of the Fund without paying any additional sales charge.

* Website: Contact Thornburg on the Internet at www.Thornburg.com

Contact your financial advisor or the Fund for more information on these and other services available to you.


Please call 1-800-847 or your financial adviser for an application to purchase shares of the Fund. A copy of the Fund's prospectus will be sent to you with the application.


                                <LOGO>
                            Thornburg Funds
                       Investing With Integrity

             Thornburg Securities Corporation, Distributor
           119 East Marcy Street, Santa Fe, New Mexico 87501
                            800-847-0200
         www.thornburg.com    e-mail: postmaster@thornburg.com

THORNBURG
NEW YORK
INTERMEDIATE
MUNICIPAL
FUND


<logo>

Fund Profile
February ___, 1998

This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 800-847-0200.

1.  Investment Goal

The Fund's primary goal is providing as high a level of current income exempt from federal income tax and New York State and New York City individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The Fund also seeks exemption from the Florida "intangibles" tax imposed by Florida on certain securities held by individuals. Its secondary goal is to reduce fluctuations in its net asset value relative to long-term municipal bond portfolios.

No assurance can be given that these goals will be achieved.

2.  Principal Investment Strategies of the Fund

The Fund pursues its primary goal by investing in investment grade or equivalent obligations which are issued by New York State and its agencies, and local governments in New York State and their agencies, and by United States territories and possessions. The Fund pursues its secondary goal of reducing share price fluctuations by maintaining a dollar-weighted average portfolio maturity normally between three and ten years.

3.  Principal Risks

The value of Fund shares and its dividends will fluctuate in response to changes in interest rates. The value of fund shares could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

The Fund is a nondiversified investment company. This means that it may invest a quarter proportion of its assets in the securities of a single issue. This may be riskier, because a default or other adverse condition affecting an issuer in which the Fund invested a high proportion of its assets could cause the Fund's share price to decline to a greater degree than if its assets were more diversified. The Fund's policy of investing primarily in municipal securities originating in New York also subjects the Fund to greater risk than a mutual fund which invested in municipal securities from a number of states.

Prospective investors should consider how the Fund's investment returns may vary each year, and the Fund's share value may go down in some periods.
The following bar chart shows how the Fund's annual total returns for Class A shares for the one full year the Fund has been in existence. The accompanying average annual total return figures compare the performance of the Fund's Class A shares to the Merrill Lynch Municipal Bond (7-12 Year) Index. This information gives some indication of the risks of investing in the Fund by showing how the Fund's average annual total return for the period shown compares with a broad measure of market performance.

<The following is presented as a bar graph in the Profile>
Intermediate New York Municipal Fund Annual Total Returns Class A Shares
------------------------------------------------------------------------

15%

10%

5%

 0%

-5%  [1998]

The year-to-date return for the nine months ending September 30, 1998 was 5.39%. During the one-year period shown in the bar chart, the highest return for a quarter was _____% (quarter ending _______________), and the lowest return for a quarter was _____% (quarter ending _________________). The Fund commenced operations on September 5, 1997.

Intermediate New York Municipal Fund Average Annual Total Returns
Class A Shares
----------------------------------------------------------------
                                 One Year
                                   Ended
                                 12-31-98
                                 --------
          Class A Shares
           Merrill Lynch
           Municipal Bond
           Index (7-12 Years)

The sales charge for Class A shares was not reflected in the returns shown in the bar chart, and the returns would be less if the sales charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. The Fund's performance in the past is not necessarily an indication of how the Fund will perform in the future.

4.  Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
Intermediate New York Municipal Fund                  Class A
                                                      -------
     Maximum Sales Charge (Load) imposed on            3.50%
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) (as a        0.50%*
     percentage of the lesser of redemption proceeds or original offering price)
 * imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)
Intermediate New York Municipal Fund           Class A
     Management Fee                             .50%
     Distribution and Service (12b-1) Fees      .25%
     Other Expenses                             .44%
                                                ----
           Total Annual Operating Expenses     1.19%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Fund's other expenses, so that the Fund's actual other expenses are .25% for Class A shares, and actual total annual operating expenses are 1.00% for Class A shares. TMC's reimbursements of these expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares     $468    $717     $987      $1,757

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares     $468    $717     $987      $1,757

5.  Investment Adviser and Portfolio Managers

The Fund's investment adviser is Thornburg Management Company, Inc. (TMC), providing investment management and administrative services. Brian J. McMahon and George Strickland, both of whom are managing directors of TMC, are the portfolio managers for the Fund. Mr. McMahon has managed municipal bond portfolios for TMC since 1984, and Mr. Strickland has performed municipal bond credit analysis and management since joining TMC in 1991. Mr. McMahon and Mr. Strickland are assisted by other employees of TMC in managing the Fund's portfolio.

6.  Purchase of Fund Shares

The Fund is authorized to issue multiple classes of shares, but currently offers only Class A shares. Purchases of Class A shares are described below.


                               Sales Charge
                    as a percentage    as a percentage
Purchase Amount     of Offering Price of Net Asset Value
---------------     ----------------- ------------------
[S]                        [C]                [C]
Less than $50,000          3.50%              3.63%
$50,000 to 99,999.99       3.00%              3.09%
$100,000 to 249,999.99     2.50%              2.56%
$250,000 to 499,999.99     2.00%              2.04%
$500,000 to 999,999.99     1.50%              1.52%
$1,000,000 and up          0.00%              0.00%

No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge will be imposed on these investments in the event of a share redemption within 1 year following the share purchase at the rate of 1/2 of 1% of the value of the shares redeemed.

Shareholders who sign a letter of intent to purchase more than $50,000 over 13 months may buy Class A shares at a reduced sales charge. Certain shareholders may buy Class A shares at no sales charges:

     1. shareholders who purchase shares within 24 months of redeeming Class A shares;

     2.  customers of trust companies or bank trust departments;

     3.  customers of fee for service financial advisers;

     4.  shareholders investing through a dealer's wrap program;

     5. shareholders whose orders are placed through certain brokers maintaining omnibus accounts.

The minimum purchase to open an account is $5,000 but automatic investment plans may be opened with $100. Minimum additional purchase for any account is $100. Purchases may be made by mail, through your financial advisor or by telephone.

7.  Redeeming Fund Shares

You can withdraw money from your Fund account on any Fund business day by redeeming some or all of your shares (selling them back to the Fund either directly or through your financial advisor). Your shares will be purchased by the Fund at the net asset value next computed after your order is received in proper form. If your purchase was subject to a contingent deferred sales charge within one year of purchase, the charge will be deducted. You may redeem Fund shares by mail, through your financial advisor, or by telephone. if you have previously signed up for the telephone redemption feature.

8.  Distributions

The Fund distributes substantially all of its net income and realized capital gains to shareholders each year. The Fund declares its net investment income daily and distributes it monthly. The Fund will distribute any net realized capital gains at least annually. Distributions are reinvested automatically in additional shares unless you elect to receive them in cash. Income dividends attributable to tax exempt municipal obligations owned by the Fund are exempt from federal personal income tax, but some portion of these dividends could be subject to the alternative minimum tax. Dividends attributable to market discount on portfolio securities and distributions of net short-term capital gains are taxable as ordinary income. Any distributions of long-term capital gains are subject to federal income taxes as long-term capital gains. Individual shareholders are not subject to New York State or New York City income taxes on interest dividends attributable to municipal obligations originating in New York State or obligations of certain United States territories and possessions. Distributions of capital gains and dividends attributable to market discount on portfolio securities are subject to New York State and New York City income tax.

9.  Other Fund Services

* Thornburg Funds telephone representatives: Monday through Friday from 7:30 a.m. to 4:30 p.m. Mountain Time, at 1-800-847-0200.

* Thornburg Funds Audio Response System: 24 hours a day, 7 days a week. Call 1-800-847-0200.

* The Automatic Investment Plan: transfer as little as $100 from your bank account on a weekly, monthly or quarterly basis.

* Exchange Class A shares of any other Thornburg Fund for Class A shares of the Fund without paying any additional sales charge.

* Website: Contact Thornburg on the Internet at www.Thornburg.com

Contact your financial advisor or the Fund for more information on these and other services available to you.


Please call 1-800-847 or your financial adviser for an application to purchase shares of the Fund. A copy of the Fund's prospectus will be sent to you with the application.


                                <LOGO>
                            Thornburg Funds
                       Investing With Integrity

             Thornburg Securities Corporation, Distributor
           119 East Marcy Street, Santa Fe, New Mexico 87501
                            800-847-0200
         www.thornburg.com    e-mail: postmaster@thornburg.com

THORNBURG                                                Rule 497(k)(1)(ii)
VALUE FUND

THORNBURG
GLOBAL VALUE FUND

<logo>

Fund Profile
February ___, 1999

This Profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 800-847-0200.

1.   Investment Goal

Each of the Funds is an equity mutual fund seeking long-term capital appreciation. As a secondary consideration, each Fund also seeks some current income.

2.   Principal Investment Strategies of the Funds

Thornburg Value Fund seeks its primary objective of capital appreciation by investing mainly in domestic equity securities selected on a value basis using fundamental research and valuation methods. Thornburg Global Value Fund has the same primary objective and uses a similar strategy, but invests throughout the world and normally will invest more than one-half of its assets outside the United States. As a secondary investment consideration, each of the Funds seeks to realize some current income through selection of dividend paying equity securities, and through the purchase of some preferred stocks and domestic and foreign debt securities.

Value, for purposes of each Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by TMC in identifying undervalued securities for inclusion in a Fund are:

     * price/earnings ratios                * undervalued assets
     * price/sales ration                   * price to book value
     * relative earnings growth potential   * price/cash flow
     * industry leadership                  * dividend yield
     * dividend growth potential            * dividend history
     * franchise value                      * security and consistency
                                              of revenue stream

Although each Fund's principal focus is the purchase of value stocks based upon the criteria shown above, each Fund's portfolio may include stocks and other securities which, in the investment adviser's opinion, provide value in a broader or different context. Other contexts could include growing companies with consistent results when they are selling below historic norms, and companies whose sales growth reflects changes in social, economic and technological trends. These issues are purchased when considered temporarily out of favor. Each Fund also may invest in special situations which, in the investment adviser's opinion, are priced attractively.

Additional information about the Value Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. Additionally, in the Value Fund's prospectus you will find a discussion of the market conditions and investment strategies that significantly affected Value Fund's performance during its last fiscal year. You may obtain Value Fund's most recent annual and semi-annual reports and prospectus at no cost by calling 800-847-0200. This information and discussion is not available currently for Global Value Fund, which commenced investment operations on May 26, 1998.

3.   Principal Risks

The value of each Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of each Fund's investments also could be reduced by defaults in debt securities owned by the Fund, unsuccessful investment strategies, or risks affecting foreign securities. Each of the Funds, and in particular the Global Value Fund, may be subject to the additional risks of foreign investments, including changes in currency exchange rates which may adversely affect the Funds' investments, political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. The loss of money is a risk of investing in each Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in either of the Funds is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Prospective investors should consider how the Funds' investment returns may vary. Either Fund's share value may go down in some periods. The following bar chart shows how Value Fund's annual total returns for Class A shares have been different in each full calendar year since it began operations. The accompanying average annual total return figures compare the performance of Class A and Class C shares to the Standard & Poor's Composite Index of 500 Stocks. This information gives some indication of the risks of investing in Value Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with a broad measure of market performance.
___________________________________________________________________________
Value Fund Annual Total Returns - Class A Shares   <presented as a bar
------------------------------------------------    graph in the profile>
                                               40%
The year-to-date return for the quarter            37.82%
ending September 30, 1998 was 1.90%. During        ------    33.70%
the two-year period shown in the bar chart,    30%           ------
the highest return for a quarter was 15.05%
(quarter ending 9/30/97) and lowest return     20%
for a quarter was 0.03% (quarter ending            <bar>    <bar>
6/30/98). The Value Fund commenced investment  10%
operations on October 1, 1995.
		                                      0% ______    ______
                                                    1996      1997
___________________________________________________________________________

___________________________________________________________________________
Value Fund Average Annual Total Return - Class A and C Shares
-------------------------------------------------------------
                 1 Year Ended December 31, 1997    From Inception (10/1/95)
Thornburg Value
Fund Class A                   27.72%                    28.28%

Thornburg Value
Fund Class C                   32.63%                    29.95%

S&P 500                        33.36%                    28.13%
___________________________________________________________________________

No information is given for Global Value Fund, which commenced operations May 26, 1998. Sales charges for Class A shares are not reflected in the returns shown in the bar chart, and the returns would be less if the sales charges were taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of the period shown. Value Fund's performance in the past is not necessarily an indication of how the Fund will perform in the future.

4.   Fees and Expenses of the Funds

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

     Shareholders Fees (fees paid directly from your investment) Value Fund and Global Value Fund
                                                Class A   Class C
                                                -------   -------
     Maximum Sales Charges (Load) imposed on
     purchases (as a percentage of offering
     price)                                       4.50%     None

     Maximum Deferred Sales Charge (Load)
     (as a percentage of the lesser of redemption
     proceeds or original offering price)         1.00%*    1.00%**

     * Imposed only on redemption of purchases of $1 million or more or redemptions by certain employee benefit plans and charitable organizations, if redemption occurs within one year of purchase
    **  Imposed only on redemptions within one year of purchase

Annual Fund Operating Expenses (expenses are deducted from Fund assets)
------------------------------
     Value Fund                                   Class A   Class C
                                                  -------   -------
     Management Fee                                  .88%      .88%
     Distributions and Service (12b-1) Fees          .25%     1.00%
     Other Expenses                                  .40%      .50%
                                                    -----     -----
     Total Annual Fund Operating Expenses           1.53%     2.38%

Expenses reflect rounding. Expenses for Value Fund are restated to reflect current expenses.

Example: This Example is intended to help you compare the cost of investing in Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $600    $910     $1,250    $2,190
     Class C Shares      $340    $740     $1,270    $2,720

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $600    $910     $1,250    $2,190
     Class C Shares      $240    $740     $1,270    $2,720

Annual Fund Operating Expenses (expenses are deducted from Fund assets)
------------------------------
     Global Value Fund                            Class A   Class C
                                                  -------   -------
     Management Fee                                  .88%      .88%
     Distributions and Service (12b-1) Fees          .25%     1.00%
     Other Expenses                                 1.12%     4.87%
                                                    -----     -----
     Total Annual Fund Operating Expenses           2.25%     6.75%

Expenses reflect rounding. Other expenses in the table are estimated for the current fiscal year, before expense reimbursements. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Fund's other expenses so that the Fund's actual other expenses are .50% for Class A and Class C shares, and so that actual total Fund operating expenses are 1.63% and 2.38% for Class A and Class C shares, respectively. TMC's reimbursement of expenses may be terminated at any time.

Example: This Example is intended to help you compare the cost of investing in Global Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years
                        ------  -------
     Class A Shares      $670   $1,130
     Class C Shares      $692   $2,040

You would pay the following expenses if you did not redeem your shares:

     Class A Shares      $670   $1,030
     Class C Shares      $592   $2,040

5.   Investment Adviser and Portfolio Managers

     The Funds' investment adviser is Thornburg Management Company, Inc.
(TMC). William Fries, a Managing Director of TMC, has been the portfolio manager of Value Fund and Global Value Fund since Value Fund commenced operations on October 1, 1995, and since Global Value Fund commenced operations in 1998. Before joining TMC in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company. Mr. Fries is assisted by other employees of TMC.

6.   Purchase of Fund Shares

     Each Fund offers Class A and Class C shares. Class A shares are sold subject to a sales charge deducted at the time you purchase your shares:

                        Sales Charge
                      as a percentage           as a percentage
Purchase Amount       of Offering Price        of Net Asset Value
---------------       -----------------        -------------------
[S]                          [C]                   [C]
Less than $50,000            4.50%                 4.71%
$50,000 to 99,999.99         4.00%                 4.17%
$100,000 to 249,999.99       3.50%                 3.63%
$250,000 to 499,999.99       3.00%                 3.09%
$500,000 to 999,999.99       2.00%                 2.04%
$1,000,000 and up            0.00%                 0.00%

No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge will be imposed, however, on any portion of such a purchase which is redeemed within one year.

Certain shareholders may buy shares at a reduced or no sales charge: shareholders who sign a letter of intent to purchase more than $50,000 over 13 months; shareholders who purchase shares within 24 months of redeeming Class A shares; customers of trust companies or trust departments or customers of fee for service financial advisors; shareholders investing through a dealer's wrap program; shareholders investing dividends of other Thornburg Funds; shareholders whose orders are placed through certain brokers maintaining omnibus accounts with the Funds under specified circumstances; also directors and employees of TMC or affiliated companies, of NASD member firms or of certain financial planning firms; employee benefit plans and charitable organizations; other purchases involving no sales expense, in the trustees' sole discretion.

Class C shares are sold at net asset value, but are subject to higher annual expenses and a 1% contingent deferred sales charge if redeemed within one year of purchase.

The minimum purchase to open an account is $5,000, but retirement accounts may be opened with $2,000 and automatic investment plans may be opened with $100. Minimum additional purchase for any account is $100. Purchases may be made by mail, through your financial advisor or by telephone.

7.   Redeeming Fund Shares

You can withdraw money from your Fund account on any Fund business day by redeeming some or all of your shares (selling them back to your Fund either directly or through your financial advisor). Your shares will be purchased by the Fund at the next share price calculated after your order is received in proper form. If your purchase was subject to a contingent deferred sales charge within one year of purchase, this will be deducted. You may redeem Fund shares by mail, through your financial advisor or by telephone if you have previously signed up for the telephone redemption feature.

8.   Distributions

Each Fund distributes substantially all of its net income and realized capital gains to shareholders each year. Dividends are normally distributed each quarter and capital gains are distributed at the end of each calendar year. Distributions are reinvested automatically in additional shares unless you elect to receive distributions in cash. Your distributions are taxable whether you take them in cash or reinvest them. For federal income tax purposes, income and short-term capital gain distributions are taxed as ordinary income, and any long-term capital gain distributions are taxed as long-term capital gains. Redemption of Fund shares is a taxable event, and you will have a gain or loss on redemption to the extent the value of the shares differed from your adjusted tax basis in them.

9.   Other Fund Services

* Thornburg Funds telephone representatives: Monday through Friday from 7:30 a.m. to 4:30 p.m. Mountain Time, at 1-800-847-0200.

* Thornburg Funds Audio Response System: 24 hours a day, 7 days a week. Call 1-800-847-0200.

* The Automatic Investment Plan: transfer as little as $100 from your bank account on a weekly, monthly or quarterly basis.

* Website: Contact Thornburg on the Internet at www.Thornburg.com

* You may exchange Class A shares of any other Thornburg Fund for Class A shares of Value Fund or Global Value Fund without paying any additional sales charge.

* You may automatically invest your dividends from Value Fund or Global Value Fund into any other Thornburg Fund.

Contact your financial advisor or the Funds for more information on these and other services available to you.

             Please call 1-800-847 or your financial adviser for an application to purchase shares of Value or Global Value Fund.
     A copy of the prospectus for the Funds will be sent to you with the application.


                               <LOGO>
                         Thornburg Funds
                    Investing With Integrity

            Thornburg Securities Corporation, Distributor
          119 East Marcy Street, Santa Fe, New Mexico 87501
                           800-847-0200
        www.thornburg.com    e-mail: postmaster@thornburg.com